PACE Small/Medium Co Value Equity Investments (Prospectus Summary): | PACE Small/Medium Co Value Equity Investments
PACE® Small/Medium Co Value Equity Investments

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class B, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2011

February 22, 2012

Dear Investor,

With respect to Small/Medium Co Value Equity Investments, this supplement updates information regarding the fund's investment advisory arrangements. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the Trust's Board of Trustees (the "Board"). A significant service you receive with the fund is the on-going review and due diligence by UBS Global AM of the fund's investment advisors. At the recommendation of UBS Global AM, the Trust's Board has appointed Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") to serve as a new, additional investment advisor to the fund. Kayne Anderson Rudnick will assume investment advisory responsibility with respect to a portion of the fund's portfolio effective on or about February 27, 2012. Buckhead Capital Management, LLC, Metropolitan West Capital Management, LLC and Systematic Financial Management, L.P., the fund's current investment advisors, will continue to manage other portions of the fund's portfolio as allocated by UBS Global AM and approved by the Board. The changes are described in greater detail in Section I of this supplement, below.

I. Small/Medium Co Value Equity Investments

Effective as of February 27, 2012, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by replacing the second sentence of the first full paragraph of that section with the following:

Buckhead Capital Management, LLC ("Buckhead"), Metropolitan West Capital Management, LLC ("MetWest Capital"), Systematic Financial Management, L.P. ("Systematic") and Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") currently serve as the fund's investment advisors.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 40 of the Prospectuses is revised by inserting the following after the final paragraph of that section:

Kayne Anderson Rudnick employs a fundamental, bottom-up, research-driven investment style and utilizes a disciplined investment process to identify high-quality companies that possess solid investment-grade balance sheets, generate positive cash flow, and whose securities can be acquired at attractive valuations. Kayne Anderson Rudnick's first-hand fundamental research process involves carefully evaluating a company from a three-tiered perspective involving qualitative, financial, and valuation analyses. Qualitative analysis assesses the company's long-term market positioning in terms of market structure and prospects, business model and strategies, and competitive advantages. Financial analysis involves an historical examination of the income statement, cash flow statement, balance sheet, and associated ratios on an absolute and peer relative basis. Valuation analysis determines the current and potential value of each company in the investable universe. The portfolio managers establish price ranges for each security held, these prices are developed in consideration of expected return and comparative valuation, and they are actively monitored. Sector weights are also actively evaluated.

The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 41 of the Prospectuses is revised by adding the following sentence before the final sentence of that paragraph:
Kayne Anderson Rudnick assumed day-to-day management of a separate portion of the fund's assets on or about February 27, 2012.
PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.